CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Operating activities
Loss from continuing operations	$ (6,174,000)	$ (3,703,000)
Loss from discontinued operations		(869,000)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	17,786,000	14,538,000
Amortization of financing costs	140,000	5,000
Accretion of purchase price payable	38,000
Interest expense on leases and loans	932,000	950,000
Loss (gain) on foreign currency transactions	173,000	(454,000)
Loss on fair value of warrants	2,112,000	198,000
Loss on fair value of convertible debentures	3,591,000	2,437,000
Gain on disposal of property and equipment	(94,000)	(74,000)
Transaction cost related to issuance of financial liability		210,000
Stock-based compensation	4,952,000	171,000
Bad debt expense	7,957,000	6,441,000
Change in inventory reserve	(45,000)	(31,000)
Government grant		(1,166,000)
Deferred income taxes	(3,800,000)
Change in working capital:
Net increase in accounts receivable	(8,825,000)	(5,115,000)
Net increase in inventory	(44,000)	(1,730,000)
Net increase in prepaid and other current assets	(858,000)	115,000
Net decrease in deferred revenue	333,000	366,000
Net increase in accounts payables and accrued liabilities	518,000	1,745,000
Net cash flow provided by operating activities	18,692,000	14,034,000
Investing activities
Purchase of property and equipment	(5,046,000)	(91,000)
Cash proceeds from sale of property and equipment	98,000	253,000
Cash paid for acquisitions	(12,890,000)	(8,015,000)
Net cash flow used in investing activities	(17,838,000)	(7,853,000)
Financing activities
Repayments of long-term debt	(13,893,000)	(12,970,000)
Payments of purchase price payable	(1,274,000)
Issuance costs relating to revolving credit facility		(571,000)
Proceeds from government grant		6,008,000
Proceeds from exercise of warrants	17,474,000	1,641,000
Proceeds from issuance of common shares		19,189,000
Proceeds from exercise of options	1,603,000	424,000
Net cash flow provided by financing activities	3,910,000	13,721,000
Net increase in cash	4,764,000	19,902,000
Effect of exchange rate changes on cash held in foreign currencies	621,000	(383,000)
Cash, beginning of year	29,227,000	9,708,000
Cash, end of year	$ 34,612,000	$ 29,227,000